SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12－ SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2026, up to the date that the unaudited condensed consolidated financial statements were available to be issued.

On March 4, 2026, the Company’s board of directors approved that the authorized, issued, and outstanding ordinary shares of the Company be consolidated on a 20 for 1 ratio. This reverse split became effective on April 13, 2026.

On June 6, 2026, the Company’s board of directors approved that the authorized, issued, and outstanding ordinary shares of the Company be consolidated on a 12 for 1 ratio. This reverse split became effective on July 14, 2026.

On August 5, 2026, the Company’s board of directors approved that the authorized share capital of the Company increased from US$500,000 divided into 2,083,333 shares at par value of US$0.24 per share comprising (a) 1,666,667 class A ordinary shares at par value and (b) 416,666 class B ordinary shares at par value to US$12,000,000 divided into (a) 45,000,000 class A ordinary shares at par value US$0.24 per share and (b) 5,000,000 class B ordinary shares at par value of US$0.24 per share.